PORTFOLIO OF INVESTMENTS
Voya Index Solution 2060 Portfolio	as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.1%
6,358	iShares 20+ Year Treasury Bond ETF	$909,703	1.0
16,410	iShares S&P SmallCap 600 Index Fund	1,277,354	1.5
17,940	Vanguard Global ex-U.S. Real Estate ETF	1,051,104	1.2
13,515	Vanguard Real Estate ETF	1,260,274	1.4

	Total Exchange-Traded Funds
	(Cost $4,358,225)	4,498,435	5.1

MUTUAL FUNDS: 94.9%
	Affiliated Investment Companies: 94.9%
442,113	Voya Emerging Markets Index Portfolio - Class P2	4,898,613	5.5
2,076,755	Voya International Index Portfolio - Class P2	20,601,409	23.3
343,391	Voya Russell Mid Cap Index Portfolio - Class P2	4,416,007	5.0
203,979	Voya Russell Small Cap Index Portfolio - Class P2	2,680,281	3.0
350,928	Voya U.S. Bond Index Portfolio - Class P2	3,849,684	4.4
2,999,020	Voya U.S. Stock Index Portfolio - Class P2	47,474,482	53.7

	Total Mutual Funds
	(Cost $84,680,398)	83,920,476	94.9

	Total Investments in Securities (Cost $89,038,623)	$88,418,911	100.0
	Assets in Excess of Other Liabilities	18,855	0.0
	Net Assets	$88,437,766	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,498,435	$–	$–	$4,498,435
Mutual Funds	83,920,476	–	–	83,920,476
Total Investments, at fair value	$88,418,911	$–	$–	$88,418,911

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2060 Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$3,397,583	$3,320,212	$(2,143,281)	$324,099	$4,898,613	$123,906	$(298,559)	$-
Voya International Index Portfolio - Class P2	10,889,850	9,441,825	(863,492)	1,133,226	20,601,409	499,456	(28,787)	-
Voya Russell Mid Cap Index Portfolio - Class P2	2,734,377	2,584,869	(971,341)	68,102	4,416,007	53,410	(58,748)	601,954
Voya Russell Small Cap Index Portfolio - Class P2	1,364,796	1,486,039	(117,493)	(53,061)	2,680,281	23,299	(168)	224,629
Voya U.S. Bond Index Portfolio - Class P2	2,274,908	6,019,165	(4,484,629)	40,240	3,849,684	77,290	191,398	-
Voya U.S. Stock Index Portfolio - Class P2	22,453,240	26,815,012	(4,685,320)	2,891,550	47,474,482	114,554	169,644	2,307,439
	$43,114,754	$49,667,122	$(13,265,556)	$4,404,156	$83,920,476	$891,915	$(25,220)	$3,134,022

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $89,498,818.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$559,199
Gross Unrealized Depreciation	(1,639,106)
Net Unrealized Depreciation	$(1,079,907)